SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
January 1,	$ 1,179	$ 1,283
Charges to expenses	530	164
Write offs	(426)	(325)
Foreign currency translation adjustments	(36)	57
December 31,	$ 1,247	$ 1,179